UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7044

The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
September 30, 2010 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Consumer Discretionary--10.9%
Discovery Communications, Cl. C	40,250 a	1,537,148
Gap	164,375	3,063,950
Garmin	59,750 b	1,813,412
Limited Brands	108,850	2,915,003
McDonald's	26,775	1,995,005
McGraw-Hill	69,850	2,309,241
New York Times, Cl. A	269,450 a	2,085,543
Staples	69,450	1,452,894
Target	40,300	2,153,632
TJX	74,625	3,330,514
Weight Watchers International	27,875	869,421
		23,525,763
Consumer Staples--13.3%
Church & Dwight	41,400	2,688,516
Costco Wholesale	69,800	4,501,402
Estee Lauder, Cl. A	52,900	3,344,867
General Mills	30,300	1,107,162
Kimberly-Clark	20,475	1,331,899
PepsiCo	46,600	3,096,104
Procter & Gamble	97,925	5,872,562
Starbucks	114,600	2,931,468
Unilever (NY Shares)	59,175	1,768,149
Whole Foods Market	56,550 a	2,098,570
		28,740,699
Energy--6.9%
Cenovus Energy	74,525	2,144,084
Devon Energy	48,850	3,162,549
EnCana	53,325	1,612,015
Forest Oil	86,300 a	2,563,110
Nexen	91,625	1,841,662
Noble	108,125	3,653,544
		14,976,964
Financial--13.9%

Berkshire Hathaway, Cl. B	34,300 a	2,835,924
Comerica	72,300	2,685,945
Discover Financial Services	205,300	3,424,404
First Horizon National	172,691	1,970,407
International Bancshares	120,450	2,034,401
Investment Technology Group	79,750 a	1,134,045
JPMorgan Chase & Co.	54,700	2,082,429
Marshall & Ilsley	283,200	1,993,728
PNC Financial Services Group	67,150	3,485,756
State Street	39,300	1,480,038
T. Rowe Price Group	44,700	2,237,905
Travelers	42,350	2,206,435
Waddell & Reed Financial, Cl. A	87,350	2,389,896
		29,961,313
Health Care--13.3%
Aetna	87,950	2,780,099
Allergan	36,650	2,438,324
Amgen	56,975 a	3,139,892
AstraZeneca, ADR	41,950 b	2,126,865
Becton Dickinson & Co.	30,875	2,287,838
Biogen Idec	37,500 a	2,104,500
Gilead Sciences	59,850 a	2,131,259
Humana	41,800 a	2,100,032
Johnson & Johnson	69,600	4,312,416
Kinetic Concepts	44,700 a	1,635,126
Life Technologies	53,100 a	2,479,239
Novartis, ADR	22,600 b	1,303,342
		28,838,932
Industrial--9.3%
3M	46,250	4,010,338
Brink's	40,650	934,950
Donaldson	22,525	1,061,603
Dun & Bradstreet	18,275	1,354,909
Emerson Electric	83,725	4,408,959
Equifax	38,050	1,187,160
Ryder System	37,825	1,617,775
United Technologies	79,075	5,632,512
		20,208,206
Materials--2.8%
Alcoa	289,100	3,501,001

Schnitzer Steel Industries, Cl. A	30,050	1,450,814
Worthington Industries	69,950	1,051,348
		6,003,163
Technology--25.9%
Accenture, Cl. A	84,100	3,573,409
Apple	20,350 a	5,774,313
Avnet	44,375 a	1,198,569
CA	74,750	1,578,720
Cisco Systems	93,675 a	2,051,483
EMC	168,225 a	3,416,650
Google, Cl. A	8,950 a	4,705,821
Intel	169,550	3,260,447
International Business Machines	62,275	8,353,568
Microsoft	318,600	7,802,514
National Semiconductor	104,525	1,334,784
Oracle	206,675	5,549,224
QUALCOMM	101,725	4,589,832
Symantec	76,950 a	1,167,331
Western Union	90,325	1,596,043
		55,952,708
Utilities--3.1%
NextEra Energy	48,700	2,648,793
Sempra Energy	55,650	2,993,970
WGL Holdings	26,575	1,004,003
		6,646,766
Total Common Stocks
(cost $200,293,599)		214,854,514

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,532,000)	1,532,000 [c]	1,532,000
Investment of Cash Collateral for
Securities Loaned--1.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $3,725,428)	3,725,428 [c]	3,725,428
Total Investments (cost $205,551,027)	101.8%	220,111,942

Liabilities, Less Cash and Receivables	(1.8%)	(3,836,113)
Net Assets	100.0%	216,275,829

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was $3,602,536 and the market value of the collateral held by the fund was $3,725,428.
c	Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $205,551,027. Net unrealized appreciation on investments was $14,560,915 of which $26,215,217 related to appreciated investment securities and $11,654,302 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Technology	25.9
Financial	13.9
Health Care	13.3
Consumer Staples	13.3
Consumer Discretionary	10.9
Industrial	9.3
Energy	6.9
Utilities	3.1
Materials	2.8
Money Market Investments	2.4
101.8
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	205,826,546	-	-	205,826,546
Equity Securities - Foreign+	9,027,968	-	-	9,027,968
Mutual Funds	5,257,428	-	-	5,257,428
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

By: /s/ James Windels
James Windels Treasurer
Date: November 22, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)